Payments, by Project - 12 months ended Dec. 31, 2024 - CAD ($)		Taxes	Royalties	Fees	Infrastructure	Total Payments
Total		$ 271,110,000	$ 60,810,000	$ 16,000,000	$ 6,260,000	$ 354,180,000
Manantial Espejo Mine [Member]
Total	[1]	360,000		120,000		480,000
Argenta [Member]
Total	[1]	1,110,000		20,000		1,130,000
Estelar [Member]
Total	[1]	10,810,000	8,780,000	1,610,000	5,600,000	26,800,000
Suyai [Member]
Total	[1]	220,000		70,000		290,000
Regional Office Argentina (Yamana Argentina de ServS.A.) [Member]
Total	[1]			230,000		230,000
San Vincente Mine [Member]
Total	[1]	9,750,000	23,760,000	110,000		33,620,000
Jacobina Mine [Member]
Total	[1]	36,710,000	9,110,000	150,000		45,970,000
Lavra Velha [Member]
Total	[1]			80,000		80,000
Timmins West Mines [Member]
Total	[1]	1,390,000	3,190,000	150,000		4,730,000
El Péñon Mine [Member]
Total	[1]	59,810,000	10,560,000	2,740,000	10,000	73,120,000
Minera Florida Mine [Member]
Total	[1]	120,000	2,100,000	710,000		2,930,000
La Pepa [Member]
Total	[1]			280,000		280,000
Escobal Mine [Member]
Total	[1]	1,010,000	420,000	40,000	$ 650,000	2,120,000
Alamo Dorado Mine [Member]
Total	[1]			580,000		580,000
La Colorada Mine [Member]
Total	[1]	63,460,000	930,000	690,000		65,080,000
Dolores Mine [Member]
Total	[1]	15,510,000	$ 1,960,000	5,310,000		22,780,000
Huaron Mine [Member]
Total	[1]	11,920,000		1,050,000		12,970,000
La Arena Mine [Member]
Total	[1]	28,390,000		990,000		29,380,000
Shahuindo Mine [Member]
Total	[1]	$ 30,540,000		$ 1,070,000		$ 31,610,000

[1]
The functional currency is USD which was converted from local currency. The following are the average annual exchange rates:
BOB 6.9089; CAD 1.3698; ARS 916.7503; MXN 18.3282; PEN 3.7541; BRL 5.3904; CLP 943.96 and GTQ 7.76152.
Amounts were subsequently converted into CAD from USD using the average exchange rate for the year ended December 31, 2024 of 1USD = 1.3698 CAD.